Subsidiaries (Schedule of Subsidiaries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Disclosure of subsidiaries [line items]
NCI percentage		20.30%
Current assets		$ 581,593	$ 919,788
Non-current assets		3,487,080	1,562,545
Current liabilities		(447,285)	(227,937)
Non-current liabilities		(1,341,102)	(978,388)
Carrying amount of NCI		486,598	209,185
Revenue		487,763	386,470	$ 373,473
(Loss)/profit after tax		875,317	504,225	2,442
(Loss)/profit attributable to NCI		(54,956)	(2,881)	15,801
Cash flows from operating activities		240,529	92,196	85,389
Cash flows from investing activities		(205,451)	(221,580)	(4,980)
Cash flows from financing activites excluding dividends paid to NCI		146,580	255,810	(73,648)
Effect of changes in the exchange rate on cash and cash equivalents		6,702	12,605	9,269
Net increase(decrease) in cash and cash equivalents		$ 181,658	$ 126,426	$ 6,761
OPC [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[1]	53.14%	39.09%	35.31%
Current assets		$ 346,380	$ 693,913	$ 204,128
Non-current assets		2,141,744	1,040,400	807,133
Current liabilities		(230,518)	(221,975)	(100,313)
Non-current liabilities		(1,341,962)	(980,028)	(663,328)
Net exposure		915,644	532,310	247,620
Carrying amount of NCI		486,598	208,080	87,435	$ 20,000	$ 14,000
Revenue		487,763	385,625	373,142
(Loss)/profit after tax		(93,898)	(12,583)	34,366
Other comprehensive (loss)/income		74,219	(2,979)	15,569
(Loss)/profit attributable to NCI		(54,022)	(2,567)	16,433
OCI attributable to NCI		33,661	(616)	4,353
Cash flows from operating activities		119,264	104,898	109,254
Cash flows from investing activities		(256,200)	(643,942)	(41,123)
Cash flows from financing activites excluding dividends paid to NCI		311,160	489,919	(40,539)
Dividends paid to NCI		(10,214)	(12,412)	(13,501)
Effect of changes in the exchange rate on cash and cash equivalents		6,717	12,566	9,202
Net increase(decrease) in cash and cash equivalents		$ 170,727	$ (48,971)	$ 23,293

[1]	The NCI percentage represents the effective NCI of the Group